Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 239,665
Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,530,432
Amount of credit loss	$ 48,338
Current (Not Past Due) [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.70%	0.70%
Financial assets	$ 1,261,238
Amount of credit loss	$ 8,867
Credit impairment	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	5.97%	5.97%
Financial assets	$ 133,533
Amount of credit loss	$ 7,978
Credit impairment	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	13.69%	13.69%
Financial assets	$ 91,640
Amount of credit loss	$ 12,546
Credit impairment	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	18.72%	18.72%
Financial assets	$ 30,832
Amount of credit loss	$ 5,773
Credit impairment	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	37.50%	37.50%
Financial assets	$ 24
Amount of credit loss	$ 9
Credit impairment	Yes
Legal [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%
Financial assets	$ 13,165
Amount of credit loss	$ 13,165
Credit impairment	Yes